Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Net deferred income tax assets – balances at beginning of the year	₱ 18,172	₱ 17,636
Net deferred income tax liabilities – balances at beginning of the year	(165)	(204)
Net balances at beginning of the year	18,007	17,432
Movement charged directly to other comprehensive income (loss)	597	2,226
Provision for deferred income tax	(3,938)	(1,648)	₱ 4,175
Others	(83)	(3)
Net balances at end of the year	14,583	18,007	17,432
Net deferred income tax assets – balances at end of the year	14,643	18,172	17,636
Net deferred income tax liabilities – balances at end of the year	₱ (60)	₱ (165)	₱ (204)